Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended
	Feb. 29, 2016	Jan. 31, 2016	Mar. 04, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Return of capital to parent				$ 12.6	$ 7.5	$ 9.0
Subsequent Event
Subsequent Event [Line Items]
Return of capital to parent		$ 9.6
Subsequent Event | Equity Securities
Subsequent Event [Line Items]
Write off of deferred offering cost	$ 2.2
Revolving Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Amount borrowed from Revolving Credit Facility, net of repayments			$ 25.0